UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 06373

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                    Date of fiscal year end:  June 30, 2007

                    Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

The Registrant, Sit Mutual Funds, Inc, is comprised of:
         Sit International Growth Fund (Series A)
         Sit Balanced Fund (Series B)
         Sit Developing Markets Growth Fund (Series C)
         Sit Small Cap Growth Fund (Series D)
         Sit Science and Technology Growth Fund (Series E)
         Sit Dividend Growth Fund (Series G)

THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

===============================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
===============================================================================
-------------------------------------------------------------------------------
       QUANTITY  NAME OF ISSUER                                MARKET VALUE (1)
-------------------------------------------------------------------------------
COMMON STOCKS (98.0%) (2)
   AFRICA/ MIDDLE EAST (0.8%)
    ISRAEL (0.8%)
          7,600  Amdocs, Ltd., A.D.R. (Tech. Services) (3)              277,248
                                                                   ------------
   ASIA (34.1%)
    AUSTRALIA (7.0%)
         17,444  Australia and New Zealand Banking
                   Group (Finance)                                      418,537
         47,051  BHP Billiton, Ltd. (Non-Energy Minerals)             1,136,126
          4,400  Rio Tinto, p.l.c., A.D.R. (Non-Energy Minerals)      1,002,364
                                                                   ------------
                                                                      2,557,027
                                                                   ------------
    HONG KONG / CHINA (4.9%)
          3,400  China Mobile, Ltd. (Communications)                    152,490
         65,800  Hongkong Land Holdings, Ltd. (Finance)                 306,628
         15,220  HSBC Holdings, p.l.c. (Finance)                        265,533
         18,600  HSBC Holdings, p.l.c. (Finance)                        323,240
        334,000  Petrochina                                             396,222
         31,600  Sun Hung Kai Properties, Ltd. (Finance)                365,568
                                                                   ------------
                                                                      1,809,681
                                                                   ------------
    INDIA * (0.7%)
          6,500  ICICI Bank Ltd. (Finance)                              238,875
                                                                   ------------
    JAPAN (20.9%)
          7,700  AFLAC, Inc., A.D.R. (Finance)                          362,362
         20,500  Asahi Breweries (Consumer Non-Durables)                328,139
         10,500  Canon, Inc. (Electronic Tech.)                         562,905
             65  East Japan Railway (Transportation)                    505,357
          5,900  FANUC LTD. (Producer Mfg.)                             548,152
         11,200  Honda Motor Co., Ltd. (Producer Mfg.)                  389,854
         14,200  Ito En, Ltd. (Consumer Non Durables)                   461,808
         11,000  Kao Corp. (Consumer Non-Durables)                      321,406
             25  KDDI Corp. (Communications)                            199,238
          7,000  Millea Holdings, Inc. (Finance)                        258,480
             49  Mitsubishi  UFJ Financial Group, Inc.
                   (Finance)                                            551,712
         16,000  Mitsui O.S.K. Lines, Ltd. (Transportation)             177,243
         52,000  Nippon Oil Corp. (Energy Minerals)                     421,021
          4,000  NITTO DENKO Corp. (Producer Mfg.)                      187,338
         20,000  Nomura Holdings, Inc. (Finance)                        415,837
          6,000  Seven & I Holdings Co., Ltd. (Retail Trade)            182,426
         57,000  SHIMIZU Corp. (Producer Mfg.)                          349,024
             50  Sumitomo Mitsui Financial Group, Inc.
                   (Finance)                                            453,102
          7,500  Takeda Pharmaceutical Co. (Health Tech.)               491,001
          5,200  Yamada Denki Co. (Retail Trade)                        483,557
                                                                   ------------
                                                                      7,649,962
                                                                   ------------

    SOUTH KOREA (0.6%)
            750  Samsung Electronics Co., G.D.R.
                   (Electronic Tech.)                                   224,458
                                                                   ------------

   EUROPE (57.2%)
    AUSTRIA (0.5%)
          1,235  Raiffeisen Intl. Bank Holding A.G. (Finance)           173,242
                                                                   ------------

===============================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
===============================================================================
-------------------------------------------------------------------------------
       QUANTITY  NAME OF ISSUER                                MARKET VALUE (1)
-------------------------------------------------------------------------------
    CZECH REPUBLIC (1.6%)
          6,700  Central European Media Enterprises, Ltd.
                   (Consumer Svcs.) (3)                                 592,950
                                                                   ------------

    DENMARK (2.4%)
          2,450  Genmab A/S (Health Technology) (3)                     148,814
         13,000  Vestas Wind Systems A/S
                   (Process Industries) (3)                             725,758
                                                                   ------------
                                                                        874,572
                                                                   ------------
    FINLAND (0.9%)
         15,050  Nokia Corp., A.D.R. (Electronic Tech.)                 344,946
                                                                   ------------

    FRANCE (10.8%)
         12,136  AXA (Finance)                                          512,755
          3,353  BNP Paribas (Finance)                                  348,989
          5,700  Business Objects, A.D.R. (Tech. Svcs.) (3)             206,283
          2,392  Danone (Consumer Non-Durables)                         389,417
          3,264  Sanofi-Aventis (Health Tech.)                          282,851
         11,800  Schlumberger, Ltd. (Industrial Svcs.)                  815,380
          6,884  Total, S.A. (Energy Minerals)                          480,633
         12,578  Veolia Environment (Utilities)                         931,927
                                                                   ------------
                                                                      3,968,235
                                                                   ------------
    GERMANY (8.2%)
          2,500  Allianz SE (Finance)                                   511,528
          1,500  Deutsche Bank AG (Finance)                             201,810
          5,250  Fresenius AG (Health Tech.)                            416,517
          2,487  Muenchener Rueckver (Finance)                          417,960
          1,485  Puma AG (Consumer Durables)                            541,058
         10,892  SAP AG (Tech. Services)                                484,408
          3,896  Siemens AG (Producer Mfg.)                             414,997
                                                                   ------------
                                                                      2,988,278
                                                                   ------------
    IRELAND (2.4%)
         21,920  Anglo Irish Bank Corp. (Finance) (3)                   466,861
         26,750  C&C Group (Consumer Non-Durables)                      405,934
                                                                   ------------
                                                                        872,795
                                                                   ------------

    ITALY (2.1%)
         31,100  Azimut Holdings SpA (Finance) (3)                      457,456
         21,450  Banco Popolare di Milano Scarl (Finance)               330,931
                                                                   ------------
                                                                        788,387
                                                                   ------------
    NETHERLANDS (1.5%)
          6,496  ING Groep N.V. (Finance)                               273,682
          7,180  Philips Electronics N.V.  (Consumer Durables)          273,253
                                                                   ------------
                                                                        546,935
                                                                   ------------
    NORWAY (0.9%)
          6,400  Telenor, A.D.R. (Communications)                       340,288
                                                                   ------------

    SPAIN (1.9%)
          7,600  Banco Bilbao Vizcaya, S.A. (Finance)                   186,580
         22,675  Telefonica, S.A. (Communications)                      498,033
                                                                   ------------
                                                                        684,613
                                                                   ------------
    SWEDEN (1.4%)
         13,500  Ericsson, A.D.R. (Electronic Tech.)                    500,715
                                                                   ------------

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
       QUANTITY  NAME OF ISSUER                                MARKET VALUE (1)
--------------------------------------------------------------------------------
    SWITZERLAND (11.4%)
          5,255  Credit Suisse Group (Finance)                          375,357
          5,755  Kuehne & Nagel Intl. A.G. (Transportation)             471,176
          1,563  Nestle, S.A. (Consumer Non-Durables)                   605,906
         12,586  Novartis, A.G. (Health Tech.)                          718,581
          2,146  Panalpina Welttransport Holding
                   (Transportation) (3)                                 357,374
          3,767  Roche Holdings, A.G. (Health Tech.)                    663,422
          3,620  Synthes, Inc. (Health Tech.) (3)                       444,790
          9,282  UBS, A.G. (Finance)                                    548,952
                                                                   ------------
                                                                      4,185,558
                                                                   ------------
    UNITED KINGDOM (11.2%)
         24,800  BAE Systems p.l.c. (Producer Manufacturing)            223,752
         15,266  Barclays, p.l.c. (Finance)                             215,883
          5,100  BP p.l.c., A.D.R. (Energy Minerals)                    330,225
         21,018  Burberry Group, p.l.c. (Retail Trade)                  269,192
          4,829  Cairn Energy (B), p.l.c. (Energy Minerals) (3)          28,416
          3,924  Cairn Energy, p.l.c. (Energy Minerals) (3)             119,665
         10,100  GlaxoSmithkline, A.D.R. (Health Tech.)                 558,126
         12,300  Pearson plc (Consumer Services)                        210,576
          9,835  Reckitt Benckiser, p.l.c. (Consumer
                   Non-Durables)                                        510,413
          9,427  Royal Bank of Scotland (Finance)                       366,837
         60,712  Tesco, p.l.c. (Retail Trade)                           529,005
        184,359  Vodafone Group, p.l.c. (Communications)                489,961
         15,354  WPP Group p.l.c. (Consumer Svcs.)                      231,883
                                                                   ------------
                                                                      4,083,934
                                                                   ------------
   LATIN AMERICA (3.8%)
    ARGENTINA (0.8%)
          6,750  Tenaris S.A., A.D.R. (Industrial Services)             309,825
                                                                   ------------

    MEXICO (3.0%)
          9,900  NII Holdings, Inc. (Communications) (3)                734,382
         88,260  Wal-Mart de Mexico (Retail Trade)                      377,759
                                                                   ------------
                                                                      1,112,141
                                                                   ------------
  NORTH AMERICA (2.1%)
    CANADA (0.9%)
          2,700  Suncor Energy, Inc. (Energy Minerals)                  206,145
          2,800  Agrium, Inc. (Process Industries)                      107,324
                                                                   ------------
                                                                        313,469
                                                                   ------------
    UNITED STATES (1.2%)
         10,200  News Corp., Ltd., A.D.R. (Consumer Svcs.)              235,824
          5,529  VeriFone Holdings, Inc. (Commercial Svcs.) (3)         203,080
                                                                   ------------
                                                                        438,904
                                                                   ------------

Total common stocks
    (cost: $23,800,292)                                              35,877,038
                                                                   ------------

CLOSED-END MUTUAL FUND (1.0%) (2)
          9,500  India Fund* (Consumer Svcs.)                           362,330
    (cost: $232,799)                                               ------------


SHORT TERM SECURITIES (1.3%) (2)
        464,000  Sit Money Market Fund, 5.09% (4)                       464,000
     (cost: $464,000)                                              ------------

Total investments in securities
    (cost:  $24,497,091)                                            $36,703,368
                                                                   ------------

Other Assets and Liabilities, Net [-0.3%]                              (100,161)

                                                                   ------------
Total Net Assets                                                    $36,603,207
                                                                   ============


                                                                   ------------
Aggregate Cost                                                       24,497,091
                                                                   ------------

Gross Unrealized Appreciation                                        12,564,154
Gross Unrealized Depreciation                                          (357,877)
                                                                   ------------
Net Unrealized Appreciation(Depreciation)                            12,206,277
                                                                   ============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007  (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
QUANTITY/PAR     NAME OF ISSUER                                MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (63.2%) (2)

  COMMERCIAL SERVICES (0.3%)
            600  The McGraw-Hill Companies, Inc.                         37,728
                                                                   ------------

  COMMUNICATIONS (2.3%)
          4,500  Crown Castle Intl. Corp. (3)                           144,585
            700  NII Holdings, Inc. (3)                                  51,926
          3,100  Vodafone Group, A.D.R.                                  83,266
                                                                   ------------
                                                                        279,777
                                                                   ------------
  CONSUMER NON-DURABLES (3.1%)
          1,300  Colgate-Palmolive Co.                                   86,827
          2,600  PepsiCo, Inc.                                          165,256
          2,100  The Procter & Gamble Co.                               132,636
                                                                   ------------
                                                                        384,719
                                                                   ------------
  CONSUMER SERVICES (4.2%)
            6,600  Comcast Corp. (3)                                    171,270
            1,400  Harrah's Entertainment, Inc.                         118,230
            2,100  Marriott International, Inc.                         102,816
            3,000  News Corp.                                            69,360
            1,600  Starbucks Corp. (3)                                   50,176
                                                                   ------------
                                                                        511,852
                                                                   ------------
  ELECTRONIC TECHNOLOGY (6.6%)
          2,000  Analog Devices, Inc.                                    68,980
            600  Apple Computer, Inc. (3)                                55,746
          7,700  Cisco Systems, Inc. (3)                                196,581
          5,700  EMC Corp. (3)                                           78,945
          1,500  Hewlett-Packard Co.                                     60,210
          3,800  Intel Corp.                                             72,694
          5,100  Nokia Corp., A.D.R.                                    116,892
          2,900  Qualcomm, Inc.                                         123,714
          1,000  Texas Instruments, Inc.                                 30,100
                                                                   ------------
                                                                        803,862
                                                                   ------------
  ENERGY MINERALS (5.2%)
          1,300  Murphy Oil Corp.                                        69,420
          3,000  Occidental Petroleum Corp.                             147,930
          2,500  Southwestern Energy Co. (3)                            102,450
            800  Suncor Energy, Inc.                                     61,080
            900  Ultra Petroleum Corp. (3)                               47,817
          1,200  Valero Energy Corp.                                     77,388
          2,433  XTO Energy, Inc.                                       133,353
                                                                   ------------
                                                                        639,438
                                                                   ------------
  FINANCE (10.2%)
          1,600  American Express Co.                                    90,240
          2,321  American International Group, Inc.                     156,018
             75  Chicago Mercantile Exchange Holdings Inc.               39,935
          3,766  Citigroup, Inc.                                        193,346
          1,500  Franklin Resources, Inc.                               181,245
            600  Goldman Sachs Group, Inc.                              123,978
          3,000  JPMorgan Chase & Co.                                   145,140
            500  Mellon Financial Corp.                                  21,570
            800  Merrill Lynch & Co., Inc.                               65,336
          1,000  Prudential Financial, Inc.                              90,260
          4,000  Wells Fargo Co.                                        137,720
                                                                   ------------
                                                                      1,244,788
                                                                   ------------
  HEALTH SERVICES (1.4%)
          1,700  UnitedHealth Group, Inc.                                90,049
          1,000  WellPoint, Inc. (3)                                     81,100
                                                                   ------------
                                                                        171,149
                                                                   ------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007  (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
QUANTITY/PAR     NAME OF ISSUER                                MARKET VALUE (1)
--------------------------------------------------------------------------------
  HEALTH TECHNOLOGY (7.3%)
          2,000  Abbott Laboratories                                    111,600
          1,100  Amgen, Inc. (3)                                         61,468
          2,500  Celgene Corp. (3)                                      131,150
          2,300  Genentech, Inc. (3)                                    188,876
          1,300  Gilead Sciences, Inc. (3)                               99,450
          1,500  Johnson & Johnson                                       90,390
          3,455  Pfizer, Inc.                                            87,273
          1,700  Thermo Fisher Scientific, Inc.                          79,475
            500  Zimmer Holdings, Inc. (3)                               42,705
                                                                   ------------
                                                                        892,387
                                                                   ------------
  INDUSTRIAL SERVICES (2.6%)
            400  McDermott International, Inc.                           19,592
          1,100  Noble Corp.                                             86,548
          3,000  Schlumberger, Ltd.                                     207,300
                                                                   ------------
                                                                        313,440
                                                                   ------------
  NON-ENERGY MINERALS (0.4%)
            400  Allegheny Technologies, Inc.                            42,676
                                                                   ------------

  PROCESS INDUSTRIES (1.9%)
          1,250  Air Products and Chemicals, Inc.                        92,362
          2,500  Monsanto Co.                                           137,400
                                                                   ------------
                                                                        229,762
                                                                   ------------
  PRODUCER MANUFACTURING (6.3%)
            700  Caterpillar, Inc.                                       46,921
          1,800  Emerson Electric Co.                                    77,562
          1,200  General Dynamics Corp.                                  91,680
          6,500  General Electric Co.                                   229,840
          1,100  ITT Industries, Inc.                                    66,352
            300  Precision Castparts Corp.                               31,215
          1,300  The Boeing Co.                                         115,583
          1,600  United Technologies Corp.                              104,000
                                                                   ------------
                                                                        763,153
                                                                   ------------
  RETAIL TRADE (3.9%)
            800  Best Buy Co., Inc.                                      38,976
          3,900  CVS Corp.                                              133,146
          1,200  J.C. Penney Co., Inc.                                   98,592
          1,300  Lowe's Companies, Inc.                                  40,937
          2,700  Target Corp.                                           160,002
                                                                   ------------
                                                                        471,653
                                                                   ------------
  TECHNOLOGY SERVICES (5.3%)
          1,500  Adobe Systems, Inc. (3)                                 62,550
          1,700  Automatic Data Processing, Inc.                         82,280
          1,500  First Data Corp.                                        40,350
            300  Google, Inc. (3)                                       137,448
          7,300  Microsoft Corp.                                        203,451
          1,200  Oracle Corporation                                      21,756
            900  SAP AG                                                  40,185
          2,600  Western Union Co.                                       57,070
                                                                   ------------
                                                                        645,090
                                                                   ------------
  TRANSPORTATION (1.1%)
          1,200  Burlington Northern Sante Fe Corp.                      96,516
          1,300  UTI Worldwide, Inc.                                     31,954
                                                                   ------------
                                                                        128,470
                                                                   ------------
  UTILITIES (1.1%)
          2,800  Equitable Resources, Inc.                              135,296
                                                                   ------------


Total common stocks                                                   7,695,240
(cost: $5,939,873)                                                 ------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007  (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
QUANTITY/PAR     NAME OF ISSUER                                MARKET VALUE (1)
--------------------------------------------------------------------------------
BONDS (30.7%) (2)

  ASSET-BACKED SECURITIES (3.2%)
         25,000  Countrywide 2006-S6 A4, 5.80%, 3/25/34                  24,987
                 Green Tree Financial Corp.:
          1,962   1995-5 A6, 7.25%, 9/15/26                               1,972
         35,567   1997-1 A6, 7.29%, 3/15/28                              37,218
         36,959   1997-6 A10, 6.87%, 1/15/29                             38,289
         50,000   Residential Funding,
                   2007-HI1, 5.72%, 3/25/37                              49,995
         41,977  Indymac Mfg. Housing,
                  1998-2 A2, 6.17%, 12/25/11                             41,008
                 Origen Mfg. Housing:
         44,160   2001-A A5, 7.08%, 3/15/32                              45,473
         25,435   2002-A A3, 6.17%, 5/15/32                              25,496
         75,000  Residential Funding Mortgage Securities,
                  2006-HSA1 A4, 5.49%, 2/25/36                           74,607
            603  Residential Asset Mtg. Products, Inc.,
                  2004-SL3 A3, 7.50%, 12/25/31                              641
         50,000  Structured Asset Securities Corp.
                  2005-4XS, 5.25%, 3/25/35                               47,832
                                                                   ------------
                                                                        387,518
                                                                   ------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (9.3%)
         44,689  BAFC 2005-5 A11, 5.50%, 9/25/35                         43,816
         50,000  BAFC 2006-7 A12, 6.00%, 9/25/36                         49,997
          7,787  Countrywide Alternative Loan Trust
                  2005-53T2 2A1, 6.00%, 11/25/35                          7,752
                 Countrywide Home Loans:
         50,000   2004-21 A9 , 6.00%, 11/25/34                           49,884
         50,000   2005-J3 1A2, 5.50%, 9/25/35                            48,696
        120,000   2005-24 A36, 5.50%, 11/25/35                          118,363
         33,554  FHLMC, 3.25%, 4/15/32                                   31,306
         51,472  FHR 3061 BD, 7.50% 11/15/35                             52,819
                 FNMA:
         71,152   6.50%, 10/25/17                                        73,022
         24,175   5.50%, 5/25/25                                         24,054
         50,000   5.00%, 12/25/31                                        48,323
         40,593   4.00%, 5/25/33                                         38,878
        100,000   5.50%, 4/25/35                                         98,209
         35,873  GSR Mortgage Loan Trust 2005-4F 5A2,
                   6.00%, 5/25/35                                        36,139
         25,000  GMAC Loan Trust 2006-A4, 6.09%, 10/25/36                25,243
         75,000  JPALT 2006-S3, 6.12%, 8/25/36                           76,236
         52,595  Master Asset Securitization Trust 2003-4 CA1,
                  8.00%, 5/25/18                                         55,667
                 Residential Funding Mtg. Securities:
         47,496   2005-S6 A2, 5.25%, 8/25/35                             46,596
        101,699   2006-S3 A8, 5.50%, 03/25/36                           100,187
         38,243  Washington Mutual Mtg. Pass-Through
                  2002-S8, 5.25%, 1/25/18                                37,795
         75,000  Washington Mutual Mtg. Pass-Through
                  2002-S8, 5.25%, 1/25/18                                75,753
                                                                   ------------
                                                                      1,138,735
                                                                   ------------
  CORPORATE BONDS (7.6%)
         67,824  America West Airlines, 7.93%, 1/2/19                    73,453
         27,000  Anheuser-Busch Cos Inc., 7.13%, 7/1/2017                27,895
         50,000  Bard (C.R.), Inc., 6.70%, 12/1/26                       53,027
         50,000  BB&T Capital Trust II, 6.75%, 6/07/36                   53,818
         50,000  Citigroup Capital III, 7.625%, 12/01/36                 59,832
         50,000  Commonwealth Edison, 5.90%, 3/15/36                     49,853
         75,000  Continental Airlines, Inc., 6.563%, 2/15/12            179,500
         50,000  CSX Corp., 9.75%, 6/15/20                               66,100
        150,000  McDonald's Corp., 7.31%, 9/15/27                       151,091
         50,000  Midamerican Energy Hldgs, 8.48%, 9/15/28                62,925
         50,000  Narragansett Electric, 7.39%, 10/1/27                   51,754
         96,849  Proctor & Gamble ESOP, 9.36%, 1/1/21                   121,296
         65,000  Susa Partnership (GE), 7.45%, 7/1/18                    75,217
                                                                   ------------
                                                                        925,761
                                                                   ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION (1.0%)
          20,185  7.50%, 7/1/29                                          20,906
          37,727  8.38%, 5/17/20                                         40,106
          19,574  8.50%, 7/1/18                                          20,718
          38,004  8.50%, 10/1/30                                         40,743
                                                                   ------------
                                                                        122,473
                                                                   ------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007  (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
QUANTITY/PAR     NAME OF ISSUER                                MARKET VALUE (1)
--------------------------------------------------------------------------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.0%)
          42,229  8.46%, 4/15/26                                         45,815
          25,340  7.50%, 3/1/31                                          26,265
          20,904  7.50%, 6/1/32                                          22,005
          20,623  8.00%, 12/1/27                                         21,769
          57,929  8.00%, 2/1/31                                          61,187
          19,870  9.50%, 5/1/27                                          21,961
          10,526  9.75%, 1/15/13                                         11,392
          10,318  10.25%, 6/15/13                                        11,205
          15,940  11.00%, 12/1/12                                        17,065
                                                                   ------------
                                                                        238,664
                                                                   ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.8%)
          53,543  7.00%, 12/15/24                                        56,325
           3,685  9.00%, 6/15/11                                          3,928
           3,014  9.00%, 6/15/09                                          3,106
          15,658  9.00%, 11/15/16                                        16,773
           1,465  9.50%, 5/20/16                                          1,583
           3,079  9.50%, 9/20/18                                          3,346
          11,869  9.50%, 2/20/19                                         12,931
           1,097  11.25%, 10/15/11                                        1,208
                                                                   ------------
                                                                         99,200
                                                                   ------------

  TAXABLE MUNICIPAL SECURITIES (0.9%)
        100,000  Academica Charter School, 8.00%, 8/15/24               100,683
          8,000  Bernalillo Multifamily, Series 1998A,
                   7.50%, 9/20/20                                         8,474
                                                                  ------------
                                                                        109,157
                                                                   ------------

  U.S. GOVERNMENT SECURITIES (5.9%)
                 U.S. Treasury Strips, Zero Coupon:
        100,000    5.18% Effective Yield, 5/15/16                        65,290
        225,000    5.02% Effective Yield, 5/15/30                        72,812
         57,008    U.S. Treasury inflation-protected                     60,480
                        security, 3.375%, 1/15/12 (*)
        200,000  U.S. Treasury Bond, 4.50%, 11/30/11                    199,680
                 U.S. Treasury Notes:
        175,000    3.375%, 9/15/09                                      170,167
        100,000    4.50%, 11/15/10                                       99,922
         50,000    4.875%, 8/15/16                                       50,793
                                                                   ------------
                                                                        719,144
                                                                   ------------

  Total bonds                                                         3,740,652
   (cost: $3,736,666)                                              ------------

CLOSED-END MUTUAL FUNDS (3.2%) (2)
          6,009  American Select Portfolio                               78,538
          5,503  American Strategic, Inc. Portfolio                      64,165
         13,470  American Strategic, Inc. Portfolio II                  156,791
          7,109  American Strategic, Inc. Portfolio III                  85,450
                                                                   ------------
  Total closed-end mutual funds                                         384,944
   (cost: $366,516)                                                ------------

SHORT-TERM SECURITIES (2.9%) (2)
        356,000  Sit Money Market Fund, 5.09% (4)                       356,000
   (cost: $356,000)                                                ------------

Total investments in securities                                     $12,176,836
   (cost: $10,399,055)                                             ------------

Other Assets and Liabilities, Net [+0.02%]                                2,148

                                                                   ------------
Total Net Assets                                                    $12,178,984
                                                                   ============

                                                                   ------------
Aggregate Cost                                                       10,399,055
                                                                   ------------

Gross Unrealized Appreciation                                         1,965,958
Gross Unrealized Depreciation                                          (188,177)
                                                                   ------------
Net Unrealized Appreciation(Depreciation)                             1,777,782
                                                                   ============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007  (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
       QUANTITY  NAME OF ISSUER                                MARKET VALUE (1)
--------------------------------------------------------------------------------

COMMON STOCKS (97.5%) (2)
    AFRICA/ MIDDLE EAST (4.6%)
      ISRAEL (2.2%)
          4,600  Amdocs, Ltd. (Technology Svcs.) (3)                    167,808
          5,000  NICE Systems Ltd., A.D.R. (Electronic Tech.)(3)        170,100
                                                                   ------------
                                                                        337,908
                                                                   ------------
      SOUTH AFRICA (2.4%)
          5,300  Bidvest Group, Ltd. (Consumer Svcs.)                   100,841
          6,900  Naspers, Ltd. (Consumer Svcs.)                         166,970
          3,000  Sasol (Energy Minerals)                                 99,150
                                                                   ------------
                                                                        366,961
                                                                   ------------
    ASIA (61.4%)
      AUSTRALIA (4.0%)
          7,910  BHP Billiton, Ltd., A.D.R. (Non-Energy
                   Minerals)                                            383,240
          1,000  Rio Tinto, A.D.R, (Non-Energy Minerals)                227,810
                                                                   ------------
                                                                        611,050
                                                                   ------------
      CHINA / HONG KONG (20.5%)
        100,000  Ajisen China Holdings, Ltd.
                   (Consumer Services) (3)                               70,000
         14,500  China 3C Group, A.D.R.  (Retail Trade) (3)              91,205
        240,000  China Communications Construction. Co.
                   (Transportation) (3)                                 289,318
          4,533  China Life Insurance Co., A.D.R. (Utilities)           194,420
          7,200  China Mobile, Ltd. (Communications)                    322,920
        238,000  China Oilfield Services, Ltd. (Industrial Svcs.)       191,271
        660,000  China Water Affairs Group (Utilities) (3)              300,681
          2,000  Focus Media Holding, Ltd., A.D.R.
                   (Commercial Services) (3)                            156,920
         45,000  Hongkong Land Holdings, Ltd. (Finance)                 209,700
        135,000  Huabao International Holdings, Ltd.
                   (Consumer Non-Durables)                               81,718
          4,100  New Oriental Education & Technology
                   Group, A.D.R.  (Consumer Svcs.) (3)                  166,173
        180,000  PetroChina Co. (Energy Minerals)                       213,533
        120,808  Ports Design, Ltd. (Retail Trade)                      321,567
        300,000  Shanghai Jin Jiang International Hotels Co.
                   (Consumer Services) (3)                              174,681
          6,000  Sun Hung Kai Properties, Ltd. (Finance)                 69,412
         96,000  Tsingtao Brewery Co., Ltd. (Consumer Non-
                   Durables)                                            161,428
         48,000  Wumart Stores, Inc. (Retail Trade)                      33,293
         86,000  Xinao Gas Holdings, Ltd. (Utlities)                     91,346
                                                                   ------------
                                                                      3,139,586
                                                                   ------------
      INDIA * (5.0%)
          6,400  ICICI Bank, A.D.R. (Finance)                           235,200
          4,600  Infosys Technologies, Ltd., A.D.R. (Tech-
                   nology Svcs.)                                        231,150
          4,700  Reliance Industries, Ltd., G.D.R.
                   (Energy Minerals)                                    296,349
                                                                   ------------
                                                                        762,699
                                                                   ------------
      INDONESIA (1.6%)
         71,500  PT Astra International Tbk (Producer Mfg.)             103,430
          3,400  PT Telekomunikasi (Communications)                     146,676
                                                                   ------------
                                                                        250,106
                                                                   ------------
      PHILLIPINES (1.3%)
        991,000  Manila Water Co. (Utilities)                           199,227
                                                                   ------------

      RUSSIA (4.5%)
          4,475  Gazprom, A.D.R. (Energy Minerals)                      187,502
          2,700  LUKOIL, A.D.R. (Energy Minerals)                       233,280
          2,800  Vimpel Communications, A.D.R.
                   (Communications) (3)                                 265,552
                                                                   ------------
                                                                        686,334
                                                                   ------------

================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007  (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
       QUANTITY  NAME OF ISSUER                                MARKET VALUE (1)
--------------------------------------------------------------------------------
      SINGAPORE (1.8%)
         51,600  KS Energy Services, Ltd. (Energy Minerals)              99,571
         93,430  Starhub, Ltd. (Communications)                         175,366
                                                                   ------------
                                                                        274,937
                                                                   ------------

      SOUTH KOREA (14.4%)
            550  Cheil Communications, Inc.
                   (Commercial Svcs.)                                   137,412
          9,007  Industrial Bank of Korea (Finance)                     180,504
          5,200  Korea Electric Power Corp. (Utilities)                 104,000
          2,200  Kookmin Bank (Finance)                                 197,406
          1,900  Kookmin Bank, A.D.R. (Finance)                         171,285
          1,800  POSCO, A.D.R. (Non-Energy Minerals)                    187,110
          1,080  Samsung Electronics (Electronic Tech.)                 646,438
          5,600  Shinhan Financial Group (Finance)                      321,497
            310  Shinsegae Co., Ltd. (Retail Trade)                     177,971
          3,100  SK Telecom Co., A.D.R. (Communications)                 72,602
                                                                   ------------
                                                                      2,196,225
                                                                   ------------
      TAIWAN (7.8%)
         79,778  Cathay Financial Holding Co., Ltd.
                   (Finance)                                            165,621
         26,272  Hon Hai Precision Industry Co., Ltd. G.D.R.
                   (Electronic Tech.)                                   352,305
         10,800  Hon Hai Precision Industry Co. , Ltd.
                   (Electronic Tech.)                                    72,453
          9,350  MediaTek, Inc. (Electronic Tech.)                      107,367
        110,809  Taiwan Semiconductor Co. (Electronic Tech.)            227,365
         24,513  Taiwan Semiconductor Manufacturing
                   Co., Ltd., A.D.R. (Electronic Tech.)                 263,515
                                                                   ------------
                                                                      1,188,626
                                                                   ------------
      THAILAND (0.5%)
         22,500  Bangkok Bank Public Co., Ltd. (Finance)                 72,622
                                                                   ------------

    EUROPE (5.9%)
      CZECH REPUBLIC (4.0%)
          3,500  Central European Media Enterprises, Ltd.
                   (Consumer Svcs.) (3)                                 309,750
          6,700  CEZ (Utilities)                                        299,423
                                                                   ------------
                                                                        609,173
                                                                   ------------
      UNITED KINGDOM (1.9%)
          5,750  Anglo American p.l.c. (Non-Energy Minerals)            301,907
                                                                   ------------

    LATIN AMERICA (24.4%)
      ARGENTINA (1.4%)
          4,650  Tenaris S.A., A.D.R. (Industrial Svcs.)                213,435
                                                                   ------------

      BRAZIL (10.2%)
          4,800  AES Tiete S.A. (Utilities)                             152,493
          9,916  Banco Bradesco S.A. (Finance)                          203,555
          2,100  Companhia Brasileira de Distribuicao Grupo
                   Pao de Acucar, A.D.R. (Retail Trade)                  60,669
          2,100  Companhia de Bebidas das Americas
                   (Consumer Non-Durables)                              115,416
         12,300  Companhia Vale do Rio Doce, A.D.R.
                   (Non-Energy Minerals)                                454,977
          3,883  Embraer de Aeronautica, A.D.R.
                   (Producer Mfg.)                                      178,074
         17,340  Petrobras (Energy Minerals)                            391,040
                                                                   ------------
                                                                      1,556,224
                                                                   ------------
      MEXICO (11.5%)
         10,800  America Movil, A.D.R. (Communications)                 516,132
          3,000  Cemex S.A. de C.V., A.D.R.
                   (Non-Energy Minerals)                                 98,250
          6,400  Grupo Televisa S.A., A.D.R. (Consumer Svcs             190,720
          4,200  Homex, A.D.R. (Consumer Durables) (3)                  243,390
          4,100  NII Holdings, Inc. (Communications) (3)                304,138
          2,800  Telefonos de Mexico, A.D.R.
                   (Communications)                                      93,520
         72,540  Wal-Mart de Mexico (Retail Trade)                      310,476
                                                                   ------------
                                                                      1,756,626
                                                                   ------------

================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007  (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
       QUANTITY  NAME OF ISSUER                                MARKET VALUE (1)
--------------------------------------------------------------------------------
      PERU (1.3%)
          2,800  Southern Copper Corp.
                   (Non-Energy Minerals)                                200,648
                                                                   ------------

    NORTH AMERICA (1.2%)
      UNITED STATES (1.2%)
          4,661  VeriFone Holdings, Inc.
                   (Commercial Services) (3)                            171,199
                                                                   ------------

Total common stocks                                                  14,895,493
      (cost:  $7,485,020)                                          ------------

CLOSED-END MUTUAL FUND (1.2%) (2)
          4,900  India Fund* (Consumer Services)                        186,886
      (cost:  $115,283)                                            ------------

SHORT-TERM SECURITIES (1.0%) (2)
        155,000  Sit Money Market Fund, 5.09% (4)                       155,000
      (cost:  $155,000)                                            ------------

Total investments in securities
      (cost:  $7,755,303)                                           $15,237,379
                                                                   ------------

Other Assets and Liabilities, Net [+0.3%]                                43,119

                                                                   ------------
Total Net Assets                                                    $15,280,498
                                                                   ============

                                                                   ------------
Aggregate Cost                                                        7,755,303
                                                                   ------------

Gross Unrealized Appreciation                                         7,498,193
Gross Unrealized Depreciation                                           (16,116)
                                                                  --------------
Net Unrealized Appreciation(Depreciation)                             7,482,077
                                                                  ==============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
         QUANTITY  NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (97.9%) (2)
    COMMERCIAL SERVICES (2.1%)
           21,500  Aegean Marine Petroleum Network, Inc. (3)            362,060
           15,100  FactSet Research Systems, Inc.                       949,035
           15,900  Getty Images, Inc. (3)                               773,217
                                                                   ------------
                                                                      2,084,312
                                                                   ------------
    COMMUNICATIONS (4.0%)
           14,900  NII Holdings, Inc. (3)                             1,105,282
           62,650  SBA Communications Corp. (3)                       1,851,307
           46,700  Time Warner Telecom, Inc. (3)                        969,959
                                                                   ------------
                                                                      3,926,548
                                                                   ------------
    CONSUMER DURABLES (1.0%)
           31,600  Scientific Games Corp. (3)                         1,037,428
                                                                   ------------

    CONSUMER NON-DURABLES (3.3%)
           43,200  Coach, Inc. (3)                                    2,162,160
           30,000  Hansen Natural Corp. (3)                           1,136,400
                                                                   ------------
                                                                      3,298,560
                                                                   ------------
    CONSUMER SERVICES (1.1%)
           20,700  Life Time Fitness, Inc. (3)                        1,064,187
                                                                   ------------

    ELECTRONIC TECHNOLOGY (13.4%)
          114,800  Arris Group, Inc. (3)                              1,616,384
           44,600  CommScope, Inc. (3)                                1,913,340
           30,050  Fairchild Semiconductor International, Inc. (3)      502,436
           29,160  Intersil Corp.                                       772,448
           26,900  Macrovision Corp. (3)                                673,845
           25,000  Microsemi Corp. (3)                                  520,250
           26,900  MICROS Systems, Inc. (3)                           1,452,331
           20,114  Rackable Systems, Inc. (3)                           341,335
           29,400  Radyne Corp. (3)                                     268,128
           25,000  Silicon Laboratories, Inc. (3)                       748,000
          112,850  Sonus Networks, Inc. (3)                             910,700
           44,200  Trimble Navigation, Ltd. (3)                       1,186,328
           24,900  Varian Semiconductor Equip. Assoc., Inc. (3)       1,329,162
           14,700  ViaSat, Inc. (3)                                     484,659
           20,800  Xyratex, Ltd. (3)                                    496,496
                                                                   ------------
                                                                     13,215,842
                                                                   ------------
    ENERGY MINERALS (6.9%)
           31,750  Arena Resources, Inc. (3)                          1,591,310
           75,900  Frontier Oil Corp.                                 2,477,376
          189,675  Gasco Energy, Inc. (3)                               462,807
           51,600  Southwestern Energy Co. (3)                        2,114,568
           17,800  US BioEnergy Corp. (3)                               204,166
                                                                   ------------
                                                                      6,850,227
                                                                   ------------
    FINANCE (7.1%)
           19,775  Affiliated Managers Group, Inc. (3)                2,142,621
           37,900  Aspen Insurance Holdings, Ltd.                       993,359
           21,500  Boston Private Financial Holdings, Inc.              600,280
           24,400  Cowen Group, Inc. (3)                                406,016
           27,600  National Financial Partners Corp.                  1,294,716
           20,800  The Navigators Group, Inc. (3)                     1,043,536
           30,640  UCBH Holdings, Inc.                                  570,517
                                                                   ------------
                                                                      7,051,045
                                                               ----------------
    HEALTH SERVICES (7.0%)
           28,200  Allscripts Healthcare Solutions, Inc. (3)            756,042
           18,200  Covance, Inc. (3)                                  1,079,988
           22,900  Healthways, Inc. (3)                               1,070,575
           30,500  Psychiatric Solutions, Inc. (3)                    1,229,455
           24,900  Radiation Therapy Services, Inc. (3)                 762,936
           12,650  Stericycle, Inc. (3)                               1,030,975
           28,200  VCA Antech, Inc. (3)                               1,023,942
                                                                   ------------
                                                                      6,953,913
                                                                   ------------

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
         QUANTITY  NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
    HEALTH TECHNOLOGY (15.8%)
           18,600  Accuray, Inc. (3)                                    413,664
           29,400  Amylin Pharmaceuticals, Inc. (3)                   1,098,384
           37,300  Celgene Corp. (3)                                  1,956,758
          103,650  CryoLife, Inc. (3)                                   871,697
           59,200  CV Therapeutics, Inc. (3)                            465,904
           38,400  ev3, Inc. (3)                                        756,480
           26,900  Immucor, Inc. (3)                                    791,667
           12,600  Intuitive Surgical, Inc. (3)                       1,531,782
           36,200  Kyphon, Inc. (3)                                   1,634,068
           30,900  Lifecell Corp. (3)                                   771,573
           63,400  NuVasive, Inc. (3)                                 1,505,750
           13,900  Palomar Medical Technologies, Inc. (3)               555,305
           35,000  PerkinElmer, Inc.                                    847,700
           18,500  ResMed, Inc. (3)                                     931,845
           26,696  SurModics, Inc. (3)                                  961,056
           12,230  Ventana Medical Systems, Inc. (3)                    512,437
                                                                   ------------
                                                                     15,606,070
                                                                   ------------
    INDUSTRIAL SERVICES (7.7%)
           40,000  Chicago Bridge & Iron Co.                          1,230,000
           13,400  Core Laboratories N.V. (3)                         1,123,322
           13,100  Dril-Quip, Inc. (3)                                  566,968
           19,400  Flotek Industries, Inc. (3)                          552,900
           17,000  Lufkin Industries, Inc.                              955,060
           29,350  McDermott International, Inc. (3)                  1,437,563
           23,300  Sterling Constructioin Company, Inc. (3)             444,098
           30,000  URS Corp. (3)                                      1,277,700
                                                                   ------------
                                                                      7,587,611
                                                                   ------------
    NON-ENERGY MINERALS (2.1%)
            5,100  Haynes International, Inc. (3)                       371,943
           18,300  RTI International Metals, Inc. (3)                 1,665,483
                                                                   ------------
                                                                      2,037,426
                                                                   ------------
    PROCESS INDUSTRIES (1.8%)
           22,400  Basin Water, Inc. (3)                                153,888
           40,700  Landec Corp. (3)                                     577,126
           39,400  UAP Holding Corp.                                  1,018,490
                                                                   ------------
                                                                      1,749,504
                                                                   ------------
    PRODUCER MANUFACTURING (9.0%)
           35,425  AMETEK, Inc.                                       1,223,579
           23,500  Anixter International, Inc. (3)                    1,549,590
           18,900  Astec Industries, Inc. (3)                           760,725
           22,200  IDEX Corp.                                         1,129,536
           17,925  Joy Global, Inc.                                     768,983
           29,850  Kaydon Corp.                                       1,270,416
           26,600  Roper Industries, Inc.                             1,459,808
           18,300  Teledyne Technologies, Inc. (3)                      685,152
                                                                   ------------
                                                                      8,847,789
                                                                   ------------
    RETAIL TRADE (3.2%)
           25,700  DSW, Inc. (3)                                      1,084,797
           27,000  GameStop Corp. (3)                                   879,390
           32,800  Jos. A. Bank Clothiers, Inc. (3)                   1,159,480
                                                                   ------------
                                                                      3,123,667
                                                                   ------------
    TECHNOLOGY SERVICES (10.0%)
           29,600  ANSYS, Inc. (3)                                    1,502,792
           19,400  Business Objects S.A., A.D.R. (3)                    702,086
           10,800  CACI International, Inc. (3)                         506,088
           47,700  Citrix Systems, Inc. (3)                           1,527,831
           98,150  Informatica Corp. (3)                              1,318,154
           38,200  j2 Global Communications, Inc. (3)                 1,058,904
           38,800  Quest Software, Inc. (3)                             631,276
           12,500  Syntel, Inc.                                         433,125
           42,300  TIBCO Software, Inc. (3)                             360,396
           35,400  The Ultimate Software Group, Inc. (3)                927,126
           15,100  WebEx Communications, Inc. (3)                       858,586
                                                                   ------------
                                                                      9,826,364
                                                                   ------------

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
         QUANTITY  NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
    TRANSPORTATION (1.2%)
           50,000  UTI Worldwide, Inc.                                1,229,000
                                                                   ------------

    UTILITIES (1.2%)
           23,700  Equitable Resources, Inc.                          1,145,184
                                                                   ------------

Total common stocks
      (cost: $76,140,990)                                            96,634,677
                                                                   ------------

SHORT-TERM SECURITIES (2.3%) (2)
        2,299,000  Sit Money Market Fund, 5.09% (4)                   2,299,000
      (cost:  $2,299,000)                                          ------------

Total investments in securities
      (cost: $78,439,990)                                           $98,933,677
                                                                   ------------

Other Assets and Liabilities, Net [-0.3%]                              (261,042)

                                                                   ------------
Total Net Assets                                                    $98,672,635
                                                                   ============

                                                                   ------------
Aggregate Cost                                                       78,439,990
                                                                   ------------

Gross Unrealized Appreciation                                        24,477,810
Gross Unrealized Depreciation                                        (3,984,123)
                                                                   ------------
Net Unrealized Appreciation(Depreciation)                            20,493,687
                                                                   ============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
SCIENCE AND TECHNOLOGY GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
       QUANTITY  NAME OF ISSUER                                MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (95.9%) (2)
   CONSUMER DURABLES (1.6%)
          3,800  Electronic Arts, Inc (3)                               191,368
                                                                   ------------
   ELECTRONIC TECHNOLOGY (36.2%)
          6,800  Advanced Energy Industries, Inc. (3)                   143,072
          5,500  Agilent Technologies, Inc. (3)                         185,295
          5,000  Analog Devices, Inc.                                   172,450
          4,800  Apple Computer, Inc. (3)                               445,968
          9,000  Broadcom Corp. (3)                                     288,630
         22,000  Cisco Systems, Inc. (3)                                561,660
         14,300  EMC Corp. (3)                                          198,055
          7,100  Hewlett-Packard Co.                                    284,994
          7,000  Intel Corp.                                            133,910
          5,200  LM Ericsson, A.D.R.                                    192,868
          2,500  Lam Research Corp. (3)                                 118,350
         11,000  Marvell Technology Group, Ltd. (3)                     184,910
          5,300  Network Appliance, Inc. (3)                            193,556
          6,700  Nokia Corp.                                            153,564
          7,400  Qualcomm, Inc.                                         315,684
         13,000  Radyne ComStream, Inc. (3)                             118,560
          4,100  Silicon Laboratories Inc. (3)                          122,672
          9,500  Tellabs, Inc. (3)                                       94,050
          7,300  Xilinx, Inc.                                           187,829
          7,100  Xyratex, Ltd. (3)                                      169,477
                                                                   ------------
                                                                      4,265,554
                                                                   ------------
   HEALTH TECHNOLOGY (28.9%)
          2,300  Accuray, Inc. (3)                                       51,152
          1,300  Alcon, Inc.                                            171,366
          2,000  Allergan, Inc.                                         221,640
          4,700  Amylin Pharmaceuticals, Inc. (3)                       175,592
          6,800  Celgene Corp. (3)                                      356,728
         10,900  CV Therapeutics, Inc. (3)                               85,783
          7,000  ev3, Inc. (3)                                          137,900
          5,000  Genentech, Inc. (3)                                    410,600
          3,000  Gilead Sciences, Inc. (3)                              229,500
          1,400  Intuitive Surgical, Inc. (3)                           170,198
          4,300  Kyphon, Inc. (3)                                       194,102
          8,600  NuVasive, Inc. (3)                                     204,250
          4,000  Surmodics, Inc. (3)                                    144,000
          3,100  St. Jude Medical, Inc. (3)                             116,591
          2,800  Techne Corp. (3)                                       159,880
          6,800  Thermo Fisher Scientific, Inc. (3)                     317,900
          6,000  Thoratec Corp. (3)                                     125,400
          4,800  Vertex Pharmaceuticals, Inc. (3)                       134,592
                                                                   ------------
                                                                      3,407,174
                                                                   ------------
   PRODUCER MANUFACTURING (1.9%)
          2,500  The Boeing Company                                     222,275
                                                                   ------------

   TECHNOLOGY SERVICES (27.3%)
          6,600  Adobe Systems, Inc. (3)                                275,220
          3,500  Akamai Technologies, Inc. (3)                          174,720
          4,400  ANSYS, Inc. (3)                                        223,388
          5,500  Autodesk, Inc.                                         206,800
            600  Baidu.com, Inc. (3)                                     57,930
         10,000  BEA Systems, Inc. (3)                                  115,900
          4,200  Citrix Systems, Inc. (3)                               134,526
          3,400  Cognizant Tech. Solutions Corp. (3)                    300,118
          4,400  First Data Corp.                                       118,360
          5,000  Global Payments, Inc.                                  170,300
          1,300  Google, Inc. (3)                                       595,608
          5,000  J2 Global Communications, Inc. (3)                     138,600
          6,500  McAfee, Inc. (3)                                       189,020
          8,500  Microsoft Corp.                                        236,895
         10,000  Oracle Corp. (3)                                       181,300
          4,400  Western Union Co.                                       96,580
                                                                   ------------
                                                                      3,215,265
                                                                   ------------

Total common stocks                                                  11,301,636
   (cost:  $9,469,464)                                             ------------

================================================================================
SCIENCE AND TECHNOLOGY GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
         QUANTITY  NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (4.3%) (2)
       505,000  Sit Money Market Fund, 5.09% (4)                        505,000
   (cost:  $505,000)                                               ------------

Total investments in securities
   (cost:  $9,974,464)                                              $11,806,636
                                                                   ------------

Other Assets and Liabilities, Net [-0.2%]                               (24,873)

                                                                   ------------
Total Net Assets                                                    $11,781,763
                                                                   ============


                                                                   ------------
Aggregate Cost                                                        9,974,464
                                                                   ------------

Gross Unrealized Appreciation                                         2,621,890
Gross Unrealized Depreciation                                          (789,718)
                                                                   ------------
Net Unrealized Appreciation(Depreciation)                             1,832,172
                                                                   ============


Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
         QUANTITY  NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (96.9%) (2)

   COMMERCIAL SERVICES (2.6%)
          7,400  McGraw-Hill Companies, Inc.                            465,312
          9,500  Pitney Bowes, Inc.                                     431,205
                                                                   ------------
                                                                        896,517
                                                                   ------------
   COMMUNICATIONS (1.9%)
         16,800  AT&T, Inc.                                             662,424
                                                                   ------------

   CONSUMER NON-DURABLES (8.8%)
          4,200  Colgate-Palmolive Co.                                  280,518
          6,000  Diageo p.l.c.                                          485,700
          6,000  General Mills, Inc.                                    349,320
          6,200  Kimberly-Clark Corp.                                   424,638
          7,700  PepsiCo, Inc.                                          489,412
         11,200  Procter & Gamble Co.                                   707,392
          2,900  VF Corp.                                               239,598
                                                                   ------------
                                                                      2,976,578
                                                                   ------------
   ELECTRONIC TECHNOLOGY (4.5%)
          8,400  Analog Devices, Inc.                                   289,716
          7,600  Hewlett-Packard Co.                                    305,064
          4,000  International Business Machines Corp.                  377,040
         11,500  Nokia Corp., A.D.R.                                    263,580
          6,800  Qualcomm, Inc.                                         290,088
                                                                   ------------
                                                                      1,525,488
                                                                   ------------
   ENERGY MINERALS (8.8%)
          7,200  Chevron Corp.                                          532,512
          9,900  Hugoton Royalty Trust                                  249,282
          7,950  Marathon Oil Corp.                                     785,699
         12,600  Occidental Petroleum Corp.                             621,306
         11,600  Total S.A.                                             809,448
                                                                   ------------
                                                                      2,998,247
                                                                   ------------
   FINANCE (21.0%)
          9,300  ACE, Ltd.                                              530,658
          7,300  Alliance Capital Mgmt. Hldg., LP                       646,050
          5,200  AMB Property Corp.                                     305,708
         11,500  Aspen Insurance Holdings, Ltd.                         301,415
         15,100  Citigroup, Inc.                                        775,234
         15,600  Gladstone Investment Corp.                             231,972
          2,600  Franklin Resources, Inc.                               314,158
          9,400  IPC Holdings, Ltd.                                     271,190
         14,350  J.P. Morgan Chase & Co.                                694,253
          8,100  Lincoln National Corp.                                 549,099
         10,200  Macquarie Infrastructure Co. Trust                     400,860
         12,000  Mellon Financial Corp.                                 517,680
          3,900  Northern Trust Corp.                                   234,546
          6,900  UBS AG                                                 410,067
          7,100  U.S. Bancorp                                           248,287
         20,900  Wells Fargo & Co.                                      719,587
                                                                   ------------
                                                                      7,150,764
                                                                   ------------
   HEALTH SERVICES (1.8%)
          5,800  McKesson Corp.                                         339,532
          7,500  Owens & Minor, Inc.                                    275,475
                                                                   ------------
                                                                        615,007
                                                                   ------------
   HEALTH TECHNOLOGY (11.6%)
          9,400  Abbott Laboratories                                    524,520
          6,300  Becton, Dickinson & Co.                                484,407
          2,800  C.R. Bard, Inc.                                        222,628
          6,450  Eli Lilly and Co.                                      346,430
          8,100  GlaxoSmithKline p.l.c.                                 447,606
         11,400  Johnson & Johnson, Inc.                                686,964
          8,800  Novartis AG, A.D.R.                                    480,744
         13,300  PerkinElmer, Inc.                                      322,126
          8,600  Wyeth                                                  430,258
                                                                   ------------
                                                                      3,945,683
                                                                   ------------

================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
         QUANTITY  NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
   INDUSTRIAL SERVICES (3.6%)
          3,900  Diamond Offshore Drilling, Inc.                        315,705
          4,500  Granite Construction, Inc.                             248,670
          9,200  Halliburton Co.                                        292,008
            850  Kinder Morgan, Inc.                                     90,482
          4,700  Lufkin Industries, Inc.                                264,046
                                                                   ------------
                                                                      1,210,911
                                                                   ------------
   NON-ENERGY MINERALS (1.3%)
          1,900  Carpenter Technology Corp.                             229,444
          3,000  Southern Peru Copper Corp.                             214,980
                                                                   ------------
                                                                        444,424
                                                                   ------------
   PROCESS INDUSTRIES (4.7%)
          4,400  Air Products and Chemicals, Inc.                       325,116
          7,900  Compass Minerals International, Inc.                   263,860
          6,800  E.I. Du Pont de Nemours and Co.                        336,124
          8,000  RPM International, Inc.                                184,800
          3,200  Terra Nitrogen Co., L.P.                               183,456
         12,100  UAP Holding Corp.                                      312,785
                                                                   ------------
                                                                      1,606,141
                                                                   ------------
   PRODUCER MANUFACTURING (12.1%)
          6,300  ABB, Ltd., A.D.R.                                      108,234
          4,400  Deere & Co.                                            478,016
         11,800  Emerson Electric Co.                                   508,462
          7,700  General Dynamics Corp.                                 588,280
         34,100  General Electric Co.                                 1,205,776
          5,500  Honeywell International Inc.                           253,330
          5,000  ITT Industries, Inc.                                   301,600
         10,600  United Technologies Corp.                              689,000
                                                                   ------------
                                                                      4,132,698
                                                                   ------------
   RETAIL TRADE (3.2%)
          5,100  Best Buy Co., Inc.                                     248,472
         11,000  Cato Corp.                                             257,290
          2,700  Claire's Stores, Inc.                                   86,724
          4,600  Costco Wholesale Corp.                                 247,664
          9,900  Limited Brands, Inc.                                   257,994
                                                                   ------------
                                                                      1,098,144
                                                                   ------------
   TECHNOLOGY SERVICES (4.5%)
          9,800  Accenture, Ltd.                                        377,692
          6,300  Automatic Data Processing, Inc.                        304,920
         20,000  Microsoft Corp.                                        557,400
          8,022  Syntel, Inc.                                           277,962
                                                                   ------------
                                                                      1,517,974
                                                                   ------------
   TRANSPORTATION (2.7%)
          3,900  Burlington Northern Santa Fe Corp.                     313,677
          6,600  Ship Finance International, Ltd.                       181,038
          3,300  Tsakos Energy Navigation, Ltd.                         171,600
          3,650  United Parcel Service, Inc.                            255,865
                                                                   ------------
                                                                        922,180
                                                                   ------------
   UTILITIES (3.8%)
          4,900  Enel S.p.A.                                            262,150
          8,800  Equitable Resources, Inc.                              425,216
          6,100  Exelon Corp.                                           419,131
          5,400  Southern Co.                                           197,910
                                                                   ------------
                                                                      1,304,407
                                                                   ------------

Total common stocks                                                  33,007,587
   (cost:  $28,454,533)                                            ------------

================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
         QUANTITY  NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------

CLOSED-END MUTUAL FUNDS (1.7%) (2)
        16,050  Kayne Anderson MLP Invest. Co.                          565,281
   (cost:  $412,544)                                               ------------

SHORT-TERM SECURITIES (0.9%) (2)
       317,000  Sit Money Market Fund, 5.09% (3)                        317,000
   (cost:  $317,000)                                               ------------

Total investments in securities
   (cost:  $29,184,077)                                             $33,889,868
                                                                   ------------

Other Assets and Liabilities, Net [-8.1%]                            (2,532,642)

                                                                   ------------
Total Net Assets                                                    $31,357,226
                                                                   ============

                                                                   ------------
Aggregate Cost                                                       29,184,077
                                                                   ------------

Gross Unrealized Appreciation                                         4,795,543
Gross Unrealized Depreciation                                           (89,752)
                                                                   ------------
Net Unrealized Appreciation(Depreciation)                             4,705,791
                                                                   ============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
        Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:     /s/ Paul E. Rasmussen
        ----------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Paul E. Rasmussen
        ----------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   April 26, 2007

By:     /s/ Eugene C. Sit
        ----------------------------
        Eugene C. Sit
        Chairman

Date:   April 26, 2007